Invested and working capital (Tables)	12 Months Ended
Jun. 30, 2025
Invested and working capital [Abstract]
Cash Assets
4.1.	Cash assets

	2025		2024
	$	’000	$	’000

Cash at bank		21,001		19,205
Short term deposits		4,058		16,510
Total cash assets		25,059		35,715
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period		(9,554)		(7,825)
Adjustments to reconcile profit to net cash flows:
Depreciation		277		118
Exploration expenditure written-off		37		31
Share-based payments		3,164		1,633
Net foreign exchange differences - unrealized		(45)		(96)
Interest income		(681)		(1,293)
Interest expense		26		11
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables		127		(50)
(Decrease) / increase in provisions and employee benefits		34		(60)
Increase in accounts payable		(173)		344
Interest paid		(17)		(11)
Net cash used in operating activities		(6,805)		(7,198)

Receivables
4.2.	Receivables

	2025	2024
	$’000	$’000
Current
Interest receivable	-	-
Other debtors	143	195
Prepayments	49	129
Total current trade and other receivables	192	324

Non-current
Other debtors	289	276
Total non-current trade and other receivables	289	276

Total current and non-current trade and other receivables	481	600

Current Assets - Other
4.3.	Current assets - other
	2025	2024
	$’000	$’000
Current
Prepayments	16	19
Total current other assets	16	19

Information Related to Plant and Equipment
4.4.	Plant and equipment

	2025	2024
	$’000	$’000
Plant and equipment - at cost	606	606
Less accumulated depreciation	(317)	(200)
Total plant and equipment	289	406

Reconciliation of the movement
Opening balance	406	522
Additions	-	2
Disposals	-	-
Depreciation expense	(117)	(118)
Closing balance	289	406

Right of Use Asset
4.5.	Right of Use Asset

	2025	2024
	$’000	$’000
Premises - at cost	755	368
Less accumulated amortization	(421)	(297)
Total Right of Use Asset	334	71

Reconciliation of the movement
Opening balance	71	202
Additions	423	11
Amortization expense	(160)	(142)
Foreign exchange translation difference	-	-
Closing balance	334	71

Exploration and Evaluation Expenditure
	2025	2024
	$’000	$’000

Exploration and evaluation expenditure	203,110	187,664
Reconciliation of movement
Opening balance	187,664	152,226
Additions - Rhyolite Ridge	15,300	35,398
Exploration expenditure - non core	183	71
Exploration expenditure - written off	(37)	(31)
Carrying amount at the end of the financial year	203,110	187,664

Non-current Assets - Other
4.7.	Non-current assets - other
	2025	2024
	$’000	$’000

Unamortized loan fees	4,252	-

Payables
4.8.	Payables

	2025	2024
	$’000	$’000
Current
Trade creditors and other payables	2,066	4,056
Accrued expenses	342	487
Lease Liabilities	106	41
Total current payables	2,514	4,584

Non-current
Lease Liabilities	267	42
Total non-current payables	267	42
Total current and non-current payables	2,781	4,626

Borrowings
4.9.	Borrowings
	2025	2024
	$’000	$’000

Current
Other current debt	-	1,200
Total borrowings	-	1,200

Provisions	Employee entitlements
	2025	2024
	$’000	$’000

Current
Provision for employee benefits	462	428
Total provisions	462	428